Segment Information (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Document Fiscal Year Focus		2015
Costs Related to Group Functions		$ (167)	$ (171)	$ (102)
Non-servicing Element of Defined Benefit Plan		110	53	42
Restructuring Charges		(126)	(36)
Corporate and other information
OPERATING INCOME		427	647	663
Parent Company [Member]
Segment Reporting Information [Line Items]
Costs and Expenses		(8)	(13)	(10)
All Other Segments [Member]
Corporate and other information
Expense Reduction Initiative		0	0	(46)
Other Expenses		0	(4)	(8)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Payments for Merger Related Costs		(58)	0	0
Litigation provision		(70)	0	0
Restructuring Charges		(33)	(17)	0
Corporate and other information
OPERATING INCOME	[1]	$ (226)	$ (152)	$ (124)

[1]	See the following table for an analysis of the ‘Corporate and other’ line.